Cover	Apr. 07, 2023
Cover [Abstract]
Entity Registrant Name	CHINA WUYI MOUNTAIN LTD.
Entity Central Index Key	0001687065
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 07, 2023
Entity File Number	333-21436
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	81-3433108
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	B20 1202
Entity Address Address Line 2	International Software Park
Entity Address Address Line 3	Hunnan New District
Entity Address City Or Town	Shenyang
City Area Code	86
Local Phone Number	13252185999
Entity Address Country	CN